Financial Instruments And Financial Risk Management - Summary Of Changes In Level 3 Financial Instruments (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Changes In Level 3 Financial Instruments Other Financial And Non Financial Assets And Other Financial Liabilities [Line Items]
Assets	€ 80,321
Assets	119,086	€ 80,321
Liabilities	52,528
Liabilities	168,373	52,528
Other Financial and Non Financial Assets | Level 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Changes In Level 3 Financial Instruments Other Financial And Non Financial Assets And Other Financial Liabilities [Line Items]
Assets	172	0
Additions	0	454
Disposals	(172)	0
Gains/(losses) recognized in financial income /expenses	0	(282)
FX-effects		0
Assets	0	172
Other Financial Liabilities [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Detailed Information About Changes In Level 3 Financial Instruments Other Financial And Non Financial Assets And Other Financial Liabilities [Line Items]
Liabilities	0
Additions	1,179
Disposals	0
(Gains)/losses recognized in financial income/expenses	(578)
FX-effects	9
Liabilities	€ 609	€ 0